Provisions for legal proceedings, judicial deposits and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Summary of provisions for legal proceedings

Non-current liabilities	12.31.2022	12.31.2021
Labor claims	737	716
Tax claims	466	306
Civil claims	1,504	820
Environmental claims	303	176
Total	3,010	2,018

Summary of reconciliation of provisions for legal proceedings

	2022	2021
Opening Balance	2,018	2,199
Additions, net of reversals	1,072	540
Use of provision	(487)	(715)
Revaluation of existing proceedings and interest charges	273	150
Others	(2)	8
Translation adjustment	136	(164)
Closing Balance	3,010	2,018

Summery of Non-current assets

Non-current assets	12.31.2022	12.31.2021
Tax	7,876	5,790
Labor	907	796
Civil	2,089	1,275
Environmental	109	101
Others	72	76
Total	11,053	8,038

Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3)

	2022	2021
Opening Balance	8,038	7,281
Additions	1,710	1,145
Use	(115)	(109)
Accruals and charges	897	263
Others	(9)	3
Translation adjustment	532	(545)
Closing Balance	11,053	8,038

Summary of estimated contingent liabilities for which the possibility of loss is classified as possible

Nature	12.31.2022	12.31.2021
Tax	32,094	24,785
Labor	8,272	7,172
Civil - General	7,548	5,720
Civil - Environmental	1,257	1,192
Total	49,171	38,869

Summery of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible

		Estimate
Description of tax matters	12.31.2022	12.31.2021
Plaintiff: Secretariat of the Federal Revenue of Brazil
1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.

	10,386	9,092
2) Income from foreign subsidiaries located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.	4,396	3,890
3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2022, the Company obtained favorable final decisions at CARF and new tax notices were issued.	705	827
4) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting defense judgment and appeals at the administrative and judicial levels.	922	706
5) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Current status: This claim involves lawsuits in different judicial stages.	485	428
6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Current status: The claim involves lawsuits in different administrative and judicial stages.	646	570
7) Income taxes (IRPJ and CSLL) - Capital gains and Amortization of goodwill on the acquisition of equity interests.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2022, new tax notices were issued against the Company.	501	234
8) Deduction of the PIS and COFINS tax base, including in ship or pay contracts and charters of aircraft and vessels.
Current status: The claims involve lawsuits in different administrative and judicial stages. In 2022, a new tax notice was issued against the Company.	986	330
9) Collection of IRPJ and CSLL - Transfer price - Charter contracts
Current status: In one of the assessments, there was an unfavorable administrative decision. A voluntary appeal by Petrobras is pending judgment. In 2022, a new tax notice was issued against the Company.	498	287
10) Import tax, PIS/COFINS and customs fines - Import of vessels through Repetro's Special Customs Regime.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2022, a new tax notice was issued against the Company.	294	249
11) Collection of Import tax (II), PIS/COFINS and customs fines including Petrobras as jointly liable.
Current status: In 2022, the Company received a new tax notice regarding the collection on joint liabilities of customs taxes and fines arising from the import of goods under the Repetro regime, for use in the Frade consortium.	2,414	−
12) Customs – Fines of 1% and 5% on the Customs Value.
Fines imposed on the customs value of imported products due to information considered inaccurate in the import declarations. There is a court decision unfavorable to the Company.
Current status: This claim involves lawsuits in different administrative and judicial stages.	240	209
13) Collection of PIS/COFINS – Incidences on Amnesties.
Current status: In 2022, the company received a new tax notice related to the collection of social contributions PIS/COFINS, resulting from the tax transaction provided for in article 3 of the Federal Brazilian Law 13.586/2017.	870	−
Plaintiff: States of SP, RJ, BA, PA, AL, MA, PB, PE, AM and SE Finance Departments
14) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves lawsuits in different administrative and judicial stages.	425	367
Plaintiff: States of RJ, AL, BA, PE, PA and RS Finance Departments
15) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.

Current status: This claim involves lawsuits in different administrative and judicial stages.	842	746
Plaintiff: States of PE, RJ and PA Finance Departments
16) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2022, new tax notices were issued against the Company.	440	110
Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
17) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages.	916	788
Plaintiff: States of RJ, BA, PE, SE and AM Finance Departments
18) The plaintiff alleges that the transfers between branches, especially in RJ, without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Current status: This claim involves lawsuits in different administrative and judicial stages.	929	800
Plaintiff: States of GO, RJ, PA, BA, SE, SP, PR, AM, CE, MT, RN and PE Finance Departments
19) Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2022, new tax notices were issued against the Company.	687	569
Plaintiff: States of RJ, PR, AM, BA, PA, PE, SP and AL Finance Departments
20) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2022, new tax notices were issued against the Company.	799	446
Plaintiff: State of SP Finance Department
21) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Current status: This claim involves lawsuits in different administrative and judicial stages.	263	232
Plaintiff: States of RJ, SP, BA, PE, PR, SE and CE Finance Departments
22) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages.	478	417
Plaintiff: States of RJ, SP, BA, AL, PE, CE and AM Finance Departments
23) Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Current status: This claim involves lawsuits in different administrative and judicial stages.	486	422
Plaintiff: Municipal government of Angra dos Reis/RJ
24) Added value of ICMS on oil import operations.
Current status: This claim involves lawsuits in several judicial stages. In 2022, judicial decisions favorable to the Company were handed down in two lawsuits, by the Court of Justice of Rio de Janeiro. There is a Special Appeal filed by the Municipality pending judgment.	347	289
Plaintiff: Several Municipalities
25) Alleged failure to withhold and pay tax on services (ISSQN).
Current status: There are lawsuits in different administrative and judicial stages.	223	201
Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória
26) Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2022, the lawsuits were reclassified to remote loss due to a decision favorable to the Company's thesis in the Court of Justice of Espírito Santo.	−	1,071
27) Other tax matters	1,916	1,505
Total for tax matters	32,094	24,785

		Estimate
Description of labor matters	12.31.2022	12.31.2021
Plaintiff: Employees and Sindipetro Union of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: The dispute is in the Federal Supreme Court (STF). On 07/28/2021, Petrobras filed an appeal and the Minister Rapporteur decided favorably to the Company, reforming the decision of the Plenary of the Superior Labor Court (TST) which was contrary to Petrobras. Currently, the judgment of the appeals filed by the plaintiff and by several amici curiae is in progress, with 3 votes in favor of the Company, recognizing the merit of the collective bargaining agreement signed between Petrobras and the unions. Considering that the last minister to vote requested a view, the trial was suspended, and is juts pending the presentation of the vote by this last minister.	6,806	5,917
2) Other labor matters	1,466	1,255
Total for labor matters	8,272	7,172

		Estimate
Description of civil matters	12.31.2022	12.31.2021
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP and other agencies

1) Administrative and legal proceedings that discuss:

a) Difference in special participation and royalties in different fields;

b) Fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.

Current status: The claims involve lawsuits in different administrative and judicial stages. In 2022, new tax notices were issued against the Company.	1,980	1,197
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
2) Proceedings challenging an ANP order requiring Petrobras to unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; and to unite Tartaruga Verde and Mestiça fields, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows. In 2022, there was an increase in the value, due to the judicial deposits that are made by Petrobras:

a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Arbitration remains suspended by court decision;

b) Baúna and Piracicaba: the Federal Regional Court of the Second Region upheld the suspension of arbitration. Petrobras filed appeals with the Superior Courts.

c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing up to item 6 of the joint schedule (pre-hearing meeting) formulated by the parties.

	1,531	829
Plaintiff: Agência Estadual de Regulação de Serviços Públicos de Energia, Transportes e Comunicações da Bahia (AGERBA) and State Gas Companies
3) Public Civil Action (ACP) to discuss the alleged illegality of the gas supply made by the company to its Nitrogenated Fertilizer Production Unit (FAFEN / BA).
Current status: The claims involve lawsuits in different administrative and judicial stages. In 2022, there was a decrease in value due to agreements entered into by Petrobras.	39	318
Plaintiff: Several service providers
4) Claims related to goods and services supply contracts, with emphasis on discussions about economic and financial imbalance, contractual breach, fines and early termination of contracts.
Current status: The claims involve lawsuits in different administrative and judicial stages. In 2022, there was an increase in value due to new lawsuits and decisions unfavorable to Petrobras.	2,988	2,491
5) Several lawsuits of civil nature, with emphasis on those related to expropriation and easement of passage, civil liability and portfolio management.	1,010	885
Total for civil matters	7,548	5,720

		Estimate
Description of environmental matters	12.31.2022	12.31.2021
Plaintiff: Several authors, notably: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.
1) Several lawsuits of an environmental nature, with emphasis on fines related to the company's operations and public civil action for alleged environmental damage due to the sinking of Platform P-36.	1,257	1,192
Total for environmental matters	1,257	1,192